Shareholder Fees - Class A I and W Shares - Voya Russia Fund	Class A Maximum sales charge (load) as a % of offering price	Class A Maximum deferred sales charge as a % of purchase or sales price, whichever is less		Class A Redemption fee %		Class I Maximum sales charge (load) as a % of offering price	Class I Maximum deferred sales charge as a % of purchase or sales price, whichever is less	Class I Redemption fee %		Class W Maximum sales charge (load) as a % of offering price	Class W Maximum deferred sales charge as a % of purchase or sales price, whichever is less	Class W Redemption fee %
Total	5.75%	none	[1]	2.00%	[2]	none	none	2.00%	[2]	none	none	2.00%	[2]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	A 2.00% redemption fee will be charged on the redemption of shares held less than 365 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions.